TRADE AND OTHER RECEIVABLES - By currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade receivables	Rp 8,510	Rp 11,339
Gross or Cost
Trade and other receivables
Trade receivables	16,312	19,699
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,802)	(8,360)	Rp (6,207)
Related parties
Trade and other receivables
Trade receivables	1,378	2,343
Related parties | Gross or Cost
Trade and other receivables
Trade receivables	2,778	3,896
Related parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	2,777	3,886
Related parties | Gross or Cost | United States Dollar
Trade and other receivables
Trade receivables	1	10
Related parties | Allowance for expected credit losses
Trade and other receivables
Trade receivables	(1,400)	(1,553)
Third parties
Trade and other receivables
Trade receivables	7,132	8,996
Third parties | Gross or Cost
Trade and other receivables
Trade receivables	13,534	15,803
Third parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	11,838	13,439
Third parties | Gross or Cost | United States Dollar
Trade and other receivables
Trade receivables	1,606	2,265
Third parties | Gross or Cost | Singapore Dollar
Trade and other receivables
Trade receivables	56	75
Third parties | Gross or Cost | Others, Currency
Trade and other receivables
Trade receivables	34	24
Third parties | Allowance for expected credit losses
Trade and other receivables
Trade receivables	Rp (6,402)	Rp (6,807)